Income Taxes (Detail 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Benefit for Income Taxes [Abstract]
Current benefit					$ (38)	$ (24)
Deferred benefit			1,298		(9,803)
Total	$ 592	$ 7	$ 1,298	$ 10	$ (9,841)	$ (24)